Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Interest expense on deposits
Interest expense on deposits was as follows:

(dollars in thousands)	For the year ended December 31,
	2013	2012	2011
Interest bearing checking accounts	$329	315	285
Savings accounts	3,333	3,872	3,788
Time deposits and money market accounts	10,138	14,313	20,597
Total	$13,800	18,500	24,670

Maturity of total time deposits
At December 31, 2013, the maturity of total time deposits is as follows:

(dollars in thousands)
Under 1 year	$923,033
1 to 2 years	141,394
2 to 3 years	57,431
3 to 4 years	4,712
4 to 5 years	4,353
Over 5 years	125
$1,131,048